Preferred Stock - Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended
	Aug. 31, 2011	Dec. 31, 2013	Aug. 11, 2011
Class of Stock [Line Items]
Fund established under Small Business Jobs Act of 2010			$ 30,000,000,000
Assets of qualified community banks under Small Business Jobs Act of 2010			10,000,000,000
Quarterly lending incentive fee		0.50%
Tier 1 Dividend Threshold reduction for each one percent increase in QSBL		10.00%
SBLF Preferred Stock
Class of Stock [Line Items]
Stock issued, shares	9,000
Preferred stock, liquidation value			$ 1,000
Stock issued, total purchase price	$ 9,000,000
Preferred stock, redemption price		100.00%
SBLF Preferred Stock | First Quarter
Class of Stock [Line Items]
Preferred Stock, dividend rate		1.00%
SBLF Preferred Stock | Second Through Ninth Quarter | Minimum
Class of Stock [Line Items]
Preferred Stock, dividend rate		1.00%
SBLF Preferred Stock | Second Through Ninth Quarter | Maximum
Class of Stock [Line Items]
Preferred Stock, dividend rate		5.00%
SBLF Preferred Stock | Tenth Quarter Through Four and One Half Years | Minimum
Class of Stock [Line Items]
Preferred Stock, dividend rate		1.00%
SBLF Preferred Stock | Tenth Quarter Through Four and One Half Years | Maximum
Class of Stock [Line Items]
Preferred Stock, dividend rate		7.00%
SBLF Preferred Stock | There After
Class of Stock [Line Items]
Preferred Stock, dividend rate		9.00%